Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net loss	$ (9,452,000)	$ (13,064,000)	$ (15,908,546)	$ (13,237,616)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	94,000	59,000	108,228	28,516
Stock-based compensation expense	560,000	746,000	942,369	345,435
Loss on disposition of property and equipment	1,000	0	0	7,727
Change in fair value of common stock warrants	(1,323,000)	1,177,000	515,860	3,941,335
Non-cash interest expense relating to convertible promissory notes & amortization of discount on notes			0	4,128,863
Inducement charge for Series C warrants	0	3,050,000	3,049,375	0
Non-cash expense of issuing shares to Aspire Capital	0	183,000	183,322	0
Non-cash interest expense relating to line of credit			0	1,529
Change in fair value of contingent consideration	35,000	0
Change in operating assets and liabilities:
Accounts receivable	19,000	(94,000)	(156,127)	149,605
Inventory	(152,000)	(267,000)	(441,672)	(109,336)
Other receivables			0	0
Prepaid expenses and other assets	(50,000)	27,000	84,630	(167,123)
Other long-term assets	(50,000)	0	(76,340)	0
Accounts payable	175,000	542,000	211,945	353,897
Accrued compensation and other current liabilities	(719,000)	720,000	1,187,626	72,806
Other long-term liabilities	52,000	0
Net cash used in operating activities	(10,810,000)	(6,921,000)	(10,299,330)	(4,484,362)
Cash flows from investing activities:
Cash paid for purchase of assets of NeoForce Group, Inc.	0	(1,000,000)	(1,000,000)	0
Cash paid for patent acquisition	0	(150,000)	(250,000)	0
Increase in restricted cash	0	(91,000)	(15,000)	0
Purchase of property and equipment	(39,000)	(48,000)	(55,777)	(30,683)
Net cash used in investing activities	(39,000)	(1,289,000)	(1,320,777)	(30,683)
Cash flows from financing activities:
Proceeds from exercise of common stock options	70,000	294,000	293,573	0
Repayment of credit line	0	(102,000)	(101,529)	0
Proceeds from issuance of preferred stock warrants			0	1,946
Proceeds from issuance of convertible notes payable			0	2,490,781
Proceeds from line of credit			0	100,000
Proceeds from Initial Public Offering			0	10,727,475
Initial Public Offering costs paid	0	(530,000)	(575,181)	(2,117,217)
Net cash provided by financing activities	10,769,000	4,973,000	9,157,920	11,202,985
Proceeds from issuance of common stock		1,434,000	1,434,194	0
Net decrease in cash and cash equivalents	(80,000)	(3,237,000)	(2,462,187)	6,687,940
Cash and cash equivalents, beginning of period	5,494,523	7,956,710	7,956,710	1,268,770
Cash and cash equivalents, end of period	5,415,000	4,720,000	5,494,523	7,956,710
Supplemental disclosures of noncash investing and financing information
Series A preferred convertible stock transaction costs included in Accounts Payable			71,493	0
Conversion of Series A preferred to common stock	2,220,000	0		23,808,048
Patent costs included in Accrued liabilities	0	300,000	200,000	0
Stock issuable in consideration for Patent purchase	0	112,000	112,400	0
Series B transaction costs in accounts payable	52,000	0
Cashless exercise of 2010 and 2012 warrants	0	13,000	13	0
Fixed asset purchases in accounts payable	11,000	0
Initial public offering costs accrued and included in accounts payable			0	575,181
Beneficial conversion feature related to the warrants to purchase shares of convertible preferred stock in connection with convertible promissory notes			0	1,723,984
Issuance of warrants for the purchase of convertible preferred stock in connection with notes payable			0	966,978
Reduction in initial public offering costs payable	0	45,000
Series A Convertible Preferred Stock [Member]
Cash flows from financing activities:
Proceeds from sale of preferred convertible stock	5,071,000	0	4,230,150	0
Initial Public Offering costs paid	(71,000)	0
Series B Convertible Preferred Stock [Member]
Cash flows from financing activities:
Proceeds from sale of preferred convertible stock	13,479,000	0
IPO [Member] | 2014 Convertible Promissory Notes [Member]
Supplemental disclosures of noncash investing and financing information
Notes payable converted into common stock in IPO			0	2,512,119
IPO [Member] | 2010 and 2012 Convertible Promissory Notes [Member]
Supplemental disclosures of noncash investing and financing information
Notes payable converted into common stock in IPO			0	15,410,110
Series A Warrant Liability [Member]
Cash flows from financing activities:
Proceeds from exercise of Series B warrants (Private Transaction)	0	156,000	156,000	0
Redemption of Series A preferred convertible stock in conjunction with issuance of Series B Convertible Preferred	(7,780,000)	0
Series A Warrant Liability [Member] | Cash Exercise [Member]
Supplemental disclosures of noncash investing and financing information
De-recognition of Series B warrants contributed back to the Company	0	42,000	42,000	0
Series B Warrant Liability [Member]
Cash flows from financing activities:
Proceeds from exercise of Series B warrants (Private Transaction)	0	189,000	3,720,713	0
Series B warrant transaction costs paid	0	(306,000)
Supplemental disclosures of noncash investing and financing information
De-recognition of Series B warrants contributed back to the Company	0	3,000	3,332	0
Series B Warrant Liability [Member] | Cash Exercise [Member]
Supplemental disclosures of noncash investing and financing information
De-recognition of Series B warrants contributed back to the Company	0	6,747,000	6,747,765	0
Series B Warrant Liability [Member] | Cash Less Exercise [Member]
Supplemental disclosures of noncash investing and financing information
De-recognition of Series B warrants contributed back to the Company	593,000	9,475,000	$ 12,527,991	$ 0
Private Placement Series B Warrants [Member]
Cash flows from financing activities:
Proceeds from exercise of Series B warrants (Private Transaction)	$ 0	3,832,000
Tender Offer Series B Warrants [Member]
Cash flows from financing activities:
Proceeds from exercise of Series B warrants (Private Transaction)		$ 6,000